Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Statutory income tax rate	15.00%	15.00%	15.00%
Effect of PRC preferential tax rate and tax holidays	(10.00%)	(8.30%)	(9.30%)
Non-deductible permanent difference	0.70%	(1.80%)	(1.60%)
Research and development tax credit	(2.00%)	(0.90%)	(0.10%)
Effective tax rate	21.30%	15.20%	15.10%
Hong Kong [Member]
Statutory income tax rate	16.50%	16.50%	16.50%
Income not generated in Hong Kong	(8.90%)	(15.30%)	(15.40%)
China [Member]
Statutory income tax rate	25.00%	25.00%	25.00%